PREPAID LAND LEASE PAYMENTS (Tables)	12 Months Ended
Dec. 31, 2013
PREPAID LAND LEASE PAYMENTS [Abstract]
Schedule of Prepaid Land Lease Payments
As of December 31,
	2012	2013
	RMB	RMB	US$
Prepaid land lease payments	44,656	44,656	7,377
Less: accumulated amortization	(447)	(1,340)	(222)
Net carrying value	44,209	43,316	7,155